Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2010
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,670)	(28,670)

Total rental income	686,894	371,165	392,746	450,979	55,589	1,957,373

Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,248)	(11,248)

Total operating expenses	270,145	140,281	161,644	164,585	58,575	795,230

NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold — March YTD 2011 (4)	—	—	—	—	(17,422)	(17,422)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(2,986)	$1,162,143

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $0.6 million and other corporate operations. Also reflects a $10.5 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,304)	(28,304)

Total rental income	589,713	359,512	387,507	440,061	41,060	1,817,853

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,334)	(11,334)

Total operating expenses	224,150	131,547	160,704	157,901	57,358	731,660

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold — March YTD 2011 (4)	—	—	—	—	(16,970)	(16,970)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(16,298)	$1,086,193

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $1.4 million and other corporate operations. Also reflects a $9.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold — March YTD 2011 (5)	—	—	—	—	(28,870)	(28,870)

Total rental income	590,712	390,544	413,961	467,803	(15,617)	1,847,403

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold — March YTD 2011 (5)	—	—	—	—	(11,069)	(11,069)

Total operating expenses	216,479	136,112	169,017	165,343	59,468	746,419

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold — March YTD 2011 (5)	—	—	—	—	(17,801)	(17,801)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(75,085)	$1,100,984

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.

(3)	Other includes ECH, development, condominium conversion overhead of $2.8 million and other corporate operations. Also reflects a $13.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Reflects discontinued operations for properties sold during 2010.

(5)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

Reconciliation of NOI

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,957,373	$1,817,853	$1,847,403
Property and maintenance expense	(490,301)	(456,628)	(477,814)
Real estate taxes and insurance expense	(224,842)	(203,732)	(191,781)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(795,230)	(731,660)	(746,419)

Net operating income	$1,162,143	$1,086,193	$1,100,984